FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended DEC 31, 2006
                                              _________________


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Oldfield Partners LLP
Address: 130 Buckingham Palace Road
London SW1W 9SA, United Kingdom

Form 13f - File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  Robert White
Title: Compliance Officer
Phone: +44-207-2591009

Signature, Place and Date of Signing

SIGNATURE:	Robert White


PLACE:		London, UNITED KINGDOM


DATE:		DECEMBER 24, 2010
                _________________

REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting managerare reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
_________________________________       ==

FORM 13F INFORMATION TABLE TOTAL:	18 entries
_________________________________       ==========


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 445096.515 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
________________________________        ====

                      FORM 13F INFORMATION TABLE
                      ___________________________

COL                  COL        COL       COL         COL          COL  COL  COL
1                    2          3         4           5            6    7    8
_______________________________________________________________________________
	             Title of             Value       SH/          INV  OTH  VOTE
Name of Issuer	     Class      CUSIP     (x$1000)    PRN          DISC MGRS AUTH
_______________________________________________________________________________

CONOCOPHILLIPS	     COM	20825C104 90,232.495  1254100   SH Sole	None Sole
CONOCOPHILLIPS	     COM	20825C104 2,518.250   35000     SH Sole	None None
DEERE & CO	     COM	244199105 39,953.168  840500	SH Sole	None Sole
DEERE & CO	     COM	244199105 1,330.980   28000	SH Sole	None None
DR HORTON INC	     COM	23331A109 56,870.851  2146880	SH Sole	None Sole
DR HORTON INC	     COM	23331A109 1,983.836   74890	SH Sole	None None
IBM CORP	     COM	459200101 63,487.525  653500	SH Sole	None Sole
IBM CORP	     COM	459200101 1,612.690   16600	SH Sole	None None
MICROSOFT CORP	     COM	594918104 118,726.436 3976103	SH Sole	None Sole
MICROSOFT CORP	     COM	594918104 3,015.860   101000	SH Sole	None None
PFIZER INC	     COM	717081103 2,499.350   96500	SH Sole	None Sole
PFIZER INC	     COM	717081103 1,761.200   68000	SH Sole	None None
PULTEGROUP INC	     COM	745867101 30,269.858  913945	SH Sole	None Sole
PULTEGROUP INC	     COM	745867101 962.865     29072	SH Sole	None None
TAIWAN SEMICONDUCTOR ADR	874039100 20,864.680  1937800	SH Sole	None Sole
TAIWAN SEMICONDUCTOR ADR	874039100 1,159.627   107700	SH Sole	None None
WAL-MART STORES INC  COM	931142103 86,010.758  1862511	SH Sole	None Sole
WAL-MART STORES INC  COM	931142103 2,336.708   50600	SH Sole	None None